Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

Trade receivables	9,122,604	8,082,277
Other receivables	951,036	1,326,228
Advances paid for content and service providers	864,345	1,016,045
Prepayments	672,480	242,669
Other financial assets	26,220	22,779
Allowance for expected credit losses	(1,347,333)	(1,185,842)
	10,289,352	9,504,156

Schedule of Ageing Analysis of Unimpaired Trade Receivables

At June 30, 2025 and December 31, 2024, the ageing analysis of unimpaired trade receivables is as follows:

		Neither past due nor	Past due but not impaired
	Total	impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD
June 30, 2025 (Unaudited)	7,775,271	6,425,258	551,551	461,070	223,071	114,321
December 31, 2024 (Audited)	6,896,435	4,998,433	236,168	816,950	552,392	292,492